Regulatory Matters (Details) (USD $)	3 Months Ended
	Sep. 30, 2012	Dec. 31, 2013 Metro Bancorp, Inc. [Member]	Dec. 31, 2012 Metro Bancorp, Inc. [Member]	Dec. 31, 2013 Metro Bank [Member]	Dec. 31, 2012 Metro Bank [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total capital, Actual Amount		$ 284,808,000	$ 264,944,000	$ 274,954,000	$ 253,852,000
Total capital, Actual Ratio		14.59%	15.22%	14.09%	14.59%
Total capital, For Capital Adequacy Purposes, Amount		156,168,000	139,227,000	156,101,000	139,160,000
Total capital, For Capital Adequacy Purposes, Ratio		8.00%	8.00%	8.00%	8.00%
Total capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				195,126,000	173,950,000
Total capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				10.00%	10.00%
Tier 1 capital, Actual Amount		261,697,000	243,147,000	251,844,000	232,065,000
Tier 1 capital, Actual Ratio		13.41%	13.97%	12.91%	13.34%
Tier 1 capital, For Capital Adequacy Purposes, Amount		78,084,000	69,614,000	78,050,000	69,580,000
Tier 1 capital, For Capital Adequacy Purposes, Ratio		4.00%	4.00%	4.00%	4.00%
Tier 1 capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				117,076,000	104,370,000
Tier 1 capital, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				6.00%	6.00%
Leverage ratio, Actual Amount		261,697,000	243,147,000	251,844,000	232,065,000
Leverage ratio, Actual Ratio		9.39%	9.61%	9.04%	9.18%
Leverage ratio, For Capital Adequacy Purposes, Amount		111,482,000	101,172,000	111,448,000	101,167,000
Leverage ratio, For Capital Adequacy Purposes, Ratio		4.00%	4.00%	4.00%	4.00%
Leverage ratio, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Amount				139,310,000	126,459,000
Leverage ratio, To Be Well-Capitalized Under Prompt Corrective Action Provisions, Ratio				5.00%	5.00%
Civil money penalty, nonrecurring	$ 1,500,000